UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08416

Touchstone Variable Series Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Baron Small Cap Growth Fund – March 31, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 97.5%

Consumer Discretionary — 29.0%
Ameristar Casinos, Inc.	15,000	$393,450
Bright Horizons Family Solutions, Inc.*	516	17,436
Choice Hotels International, Inc.	14,500	613,495
DeVry, Inc.	9,000	285,750
Dick's Sporting Goods, Inc.	13,500	638,550
Interval Leisure Group, Inc.	12,000	260,880
LKQ Corp.*	31,000	674,560
Lumber Liquidators Holdings, Inc.*†	4,900	344,078
Marriott Vacations Worldwide Corp.*	4,000	171,640
Morningstar, Inc.	2,000	139,840
Panera Bread Co. - Class A*	1,880	310,651
Penn National Gaming, Inc.*	9,885	538,041
Pinnacle Entertainment, Inc.*	4,937	72,179
Ralph Lauren Corp.	3,000	507,930
Under Armour, Inc. - Class A*	9,225	472,320
Vail Resorts, Inc.†	11,500	716,680
		6,157,480

Financials — 19.7%
Alexander's, Inc. REIT	800	263,752
Alexandria Real Estate Equities, Inc. REIT	2,500	177,450
Arch Capital Group Ltd.	23,000	1,209,110
Artisan Partners Asset Management, Inc.*	5,000	197,250
Carlyle Group LP (The)	8,200	248,050
Cohen & Steers, Inc.†	9,500	342,665
Douglas Emmett, Inc. REIT	16,000	398,880
Eaton Vance Corp.	8,000	334,640
Financial Engines, Inc.	1,490	53,968
LaSalle Hotel Properties REIT	7,500	190,350
Oaktree Capital Group LLC	4,993	254,743
Primerica, Inc.	13,000	426,140
Zillow, Inc. - Class A*†	1,700	92,939
		4,189,937

Industrials — 16.1%
Colfax Corp.*	7,700	358,358
Copart, Inc.*	15,000	514,200
Generac Holdings, Inc.	15,000	530,100
Genesee & Wyoming, Inc. - Class A*	12,000	1,117,320
Middleby Corp.*	3,000	456,450
Rexnord Corp.*	10,021	212,746
Valmont Industries, Inc.	1,500	235,905
		3,425,079

Information Technology — 12.2%
Advent Software, Inc.*	10,000	279,700
Booz Allen Hamilton Holding Corp.†	29,000	389,760
CoStar Group, Inc.*	5,700	623,922
Guidewire Software, Inc.*	5,604	215,418
LivePerson, Inc.*	3,200	43,455
MAXIMUS, Inc.	6,000	479,820
RealPage, Inc.*†	10,000	207,100
SS&C Technologies Holdings, Inc.*	12,215	366,206
		2,605,381

Health Care — 5.7%
Brookdale Senior Living, Inc.*	2,500	69,700
CFR Pharmaceuticals SA 144a ADR	4,172	107,451
Community Health Systems, Inc.	12,000	568,680
Edwards Lifesciences Corp.*	1,915	157,336
Emeritus Corp.*	7,000	194,530
IDEXX Laboratories, Inc.*	787	72,711
Myriad Genetics, Inc.*	1,453	36,906
		1,207,314

Consumer Staples — 5.5%
Boston Beer Co., Inc. (The) - Class A*†	729	116,378
Church & Dwight Co., Inc.	4,500	290,835
TreeHouse Foods, Inc.*	5,400	351,810
United Natural Foods, Inc.*	8,500	418,200
		1,177,223

Utilities — 4.2%
ITC Holdings Corp.	10,000	892,600

Energy — 4.0%
CARBO Ceramics, Inc.	1,000	91,070
MPLX LP	461	17,264
SEACOR Holdings, Inc.	2,500	184,200
Susser Petroleum Partners LP	5,861	190,482
Targa Resources Corp.	5,500	373,780
		856,796

Telecommunication Services — 1.1%
SBA Communications Corp. - Class A*	3,300	237,666
Total Common Stocks		$20,749,476

Investment Funds— 11.2%
Invesco Government & Agency Portfolio, Institutional Class**	1,800,728	1,800,728
Touchstone Institutional Money Market Fund^	577,072	577,072
Total Investment Funds		$2,377,800

Total Investment Securities —108.7%
(Cost $12,311,464)		$23,127,276

Liabilities in Excess of Other Assets — (8.7%)		(1,859,119)

Net Assets — 100.0%		$21,268,157

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2013 was $1,790,402.

1

Touchstone Baron Small Cap Growth Fund

March 31, 2013 (Unaudited) (Continued)

Portfolio Abbreviations:

ADR - American Depositary Receipt

LP - Limited Partnership

REIT - Real Estate Investment Trust

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities were valued at $107,451 or 0.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$20,749,476	$—	$—	$20,749,476

Investment Funds	2,377,800	—	—	2,377,800
				$23,127,276

See accompanying Notes to Portfolio of Investments.

2

Portfolio of Investments

Touchstone Core Bond Fund – March 31, 2013 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds— 31.8%

	Financials — 9.3%
$5,000	Aircastle Ltd. (Bermuda),
	6.250%, 12/1/19	$5,462
14,000	Ally Financial, Inc., 8.000%, 11/1/31	17,640
175,000	American Express Credit Corp. MTN,
	2.375%, 3/24/17	182,993
200,000	Bank of America Corp. MTN,
	5.000%, 5/13/21	224,182
195,000	Berkshire Hathaway, Inc.,
	1.550%, 2/9/18	197,421
160,000	Brandywine Operating Partnership LP,
	5.400%, 11/1/14	169,702
290,000	Caterpillar Financial Services Corp.
	MTN, 5.450%, 4/15/18	345,565
15,000	CIT Group, Inc., 5.000%, 8/15/22	16,017
250,000	Citigroup, Inc., 3.375%, 3/1/23	252,008
170,000	Citigroup, Inc., 5.500%, 4/11/13	170,198
215,000	Corp. Andina de Fomento
	(Venezuela), 4.375%, 6/15/22	233,397
26,000	EDP Finance BV (Netherlands), 144a,
	6.000%, 2/2/18	27,365
265,000	Ford Motor Credit Co. LLC,
	2.375%, 1/16/18	263,450
290,000	General Electric Capital Corp.,
	5.500%, 1/8/20	343,640
225,000	Goldman Sachs Group, Inc. (The),
	2.375%, 1/22/18	228,067
180,000	Health Care REIT, Inc., 6.125%, 4/15/20	212,810
160,000	HSBC Bank PLC (United Kingdom),
	144a, 4.125%, 8/12/20	175,915
37,000	International Lease Finance Corp.,
	5.875%, 8/15/22	39,879
265,000	JPMorgan Chase & Co.,
	4.250%, 10/15/20	290,763
16,000	Liberty Mutual Group, Inc., 144a,
	10.750%, 6/15/58(A)	24,720
40,000	MetLife, Inc., 10.750%, 8/1/39	62,100
135,000	Morgan Stanley, 3.750%, 2/25/23	136,456
150,000	Morgan Stanley MTN, 4.100%, 1/26/15	156,604
48,000	MPT Operating Partnership LP / MPT
	Finance Corp., 6.875%, 5/1/21	52,080
42,000	Omega Healthcare Investors, Inc.,
	6.750%, 10/15/22	46,305
28,000	PHH Corp., 7.375%, 9/1/19	31,640
165,000	Rio Tinto Finance USA PLC (United
	Kingdom), 2.875%, 8/21/22	161,480
215,000	Simon Property Group LP,
	4.125%, 12/1/21	237,761
15,000	Starz LLC / Starz Finance Corp.,
	5.000%, 9/15/19	15,450
170,000	Teachers Insurance & Annuity
	Association of America, 144a,
	6.850%, 12/16/39	226,845
275,000	WCI Finance LLC / WEA Finance LLC,
	144a, 5.700%, 10/1/16	314,441
		4,862,356

	Energy — 5.9%
19,000	Access Midstream Partners LP / ACMP
	Finance Corp., 4.875%, 5/15/23	18,762
9,000	Access Midstream Partners LP / ACMP
	Finance Corp., 6.125%, 7/15/22	9,652
6,000	Atlas Pipeline Partners LP / Atlas
	Pipeline Finance Corp., 144a,
	5.875%, 8/1/23	5,970
11,000	Atlas Pipeline Partners LP / Atlas
	Pipeline Finance Corp., 144a,
	6.625%, 10/1/20	11,468
5,000	Atlas Pipeline Partners LP / Atlas
	Pipeline Finance Corp., 144a,
	6.625%, 10/1/20	5,212
25,000	Basic Energy Services, Inc.,
	7.750%, 10/15/22	25,750
24,000	Bill Barrett Corp., 7.000%, 10/15/22	25,140
160,000	Canadian Natural Resources Ltd.
	(Canada), 6.250%, 3/15/38	194,059
13,000	Carrizo Oil & Gas, Inc., 7.500%, 9/15/20	13,878
26,000	Carrizo Oil & Gas, Inc.,
	8.625%, 10/15/18	28,470
28,000	Chesapeake Energy Corp.,
	6.625%, 8/15/20	30,590
31,000	Chesapeake Energy Corp.,
	6.875%, 11/15/20	33,790
10,000	Chesapeake Energy Corp.,
	7.250%, 12/15/18	11,350
19,000	Cloud Peak Energy Resources LLC /
	Cloud Peak Energy Finance Corp.,
	8.500%, 12/15/19	20,615
265,000	CNOOC Finance 2012 Ltd. (Virgin
	Islands), 144a, 3.875%, 5/2/22	279,229
10,000	Consol Energy, Inc., 8.000%, 4/1/17	10,800
10,000	Consol Energy, Inc., 8.250%, 4/1/20	11,075
51,000	Crestwood Midstream Partners LP /
	Crestwood Midstream Finance
	Corp., 7.750%, 4/1/19	53,168
215,000	DCP Midstream LLC, 144a,
	5.350%, 3/15/20	237,824
32,000	Drill Rigs Holdings, Inc. (Marshall
	Islands), 144a, 6.500%, 10/1/17	32,320
205,000	El Paso Natural Gas Co.,
	5.950%, 4/15/17	237,910
175,000	Enterprise Products Operating LLC,
	3.200%, 2/1/16	185,686
77,000	Enterprise Products Operating LLC,
	7.000%, 6/1/67(A)	83,160
27,000	Expro Finance Luxembourg SCA
	(Luxembourg), 144a,
	8.500%, 12/15/16	28,620
30,000	Forest Oil Corp., 7.250%, 6/15/19†	30,000
15,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 7.875%, 12/15/18	16,462
20,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 144a,
	5.750%, 2/15/21	20,650

3

Touchstone Core Bond Fund

March 31, 2013 (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 31.8% (Continued)

	Energy — (Continued)
$40,000	Hilcorp Energy I LP / Hilcorp Finance
	Co., 144a, 7.625%, 4/15/21	$44,000
46,000	Linn Energy LLC / Linn Energy Finance
	Corp., 8.625%, 4/15/20	50,715
12,000	MarkWest Energy Partners LP /
	MarkWest Energy Finance Corp.,
	5.500%, 2/15/23	12,570
14,000	Newfield Exploration Co.,
	6.875%, 2/1/20	15,015
25,000	Pacific Drilling V Ltd. (Luxembourg),
	144a, 7.250%, 12/1/17	26,375
60,000	Peabody Energy Corp.,
	6.000%, 11/15/18	63,750
250,000	Petrobras International Finance Co. -
	Pifco (Cayman Islands),
	5.375%, 1/27/21	269,748
225,000	Phillips 66, 4.300%, 4/1/22	246,997
44,000	Pioneer Energy Services Corp.,
	9.875%, 3/15/18	48,180
140,000	Plains All American Pipeline LP / PAA
	Finance Corp., 6.650%, 1/15/37	179,545
24,000	Plains Exploration & Production Co.,
	6.875%, 2/15/23	27,180
70,000	Regency Energy Partners LP /
	Regency Energy Finance Corp.,
	6.875%, 12/1/18	76,300
4,000	SandRidge Energy, Inc.,
	7.500%, 2/15/23	4,150
33,000	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.,
	6.375%, 8/1/22	36,052
40,000	Tesoro Logistics LP / Tesoro Logistics
	Finance Corp., 144a,
	5.875%, 10/1/20	42,200
275,000	Total Capital International SA (France),
	2.700%, 1/25/23	276,436
		3,080,823

	Consumer Discretionary — 4.9%
8,000	Albea Beauty Holdings SA, 144a,
	8.375%, 11/1/19	8,520
26,000	AMC Networks, Inc., 7.750%, 7/15/21	29,445
13,000	American Axle & Manufacturing, Inc.,
	6.250%, 3/15/21	13,325
21,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 5.250%, 9/30/22	20,632
25,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 7.000%, 1/15/19	26,938
9,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 7.875%, 4/30/18	9,574
5,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 144a, 5.250%, 3/15/21	4,969
37,000	Cequel Communications Holdings I
	LLC / Cequel Capital Corp., 144a,
	6.375%, 9/15/20	38,388
21,000	Clear Channel Worldwide Holdings,
	Inc., 144a, 6.500%, 11/15/22	22,155
170,000	Comcast Corp., 5.700%, 7/1/19	207,248
36,000	CSC Holdings LLC, 8.625%, 2/15/19	43,200
22,000	Delphi Corp., 5.000%, 2/15/23	23,265
195,000	DIRECTV Holdings LLC / DIRECTV
	Financing Co., Inc., 2.400%, 3/15/17	200,004
12,000	DISH DBS Corp., 4.625%, 7/15/17	12,450
18,000	DISH DBS Corp., 7.875%, 9/1/19	21,330
3,000	DISH DBS Corp., 144a, 5.000%, 3/15/23	2,951
22,000	Entravision Communications Corp.,
	8.750%, 8/1/17	23,870
10,000	Exide Technologies, 8.625%, 2/1/18†	8,588
50,000	Goodyear Tire & Rubber Co.,
	8.750%, 8/15/20	57,250
150,000	Home Depot, Inc., 5.950%, 4/1/41	190,642
18,000	International Automotive
	Components Group SA (Spain),
	144a, 9.125%, 6/1/18	17,820
10,000	Libbey Glass, Inc., 6.875%, 5/15/20	10,788
38,000	Ltd. Brands, Inc., 5.625%, 2/15/22	40,280
4,000	Lynx I Corp., 144a, 5.375%, 4/15/21	4,160
76,000	Meritage Homes Corp.,
	7.150%, 4/15/20	84,740
290,000	Mondelez International, Inc.,
	4.125%, 2/9/16	315,706
175,000	News America, Inc., 6.900%, 3/1/19	220,297
13,000	Penske Automotive Group, Inc., 144a,
	5.750%, 10/1/22	13,552
6,000	Pulte Group, Inc., 6.375%, 5/15/33	6,030
10,000	Quebecor Media, Inc. (Canada), 144a,
	5.750%, 1/15/23	10,200
9,000	Royal Caribbean Cruises Ltd. (Liberia),
	5.250%, 11/15/22	9,112
12,000	RSI Home Products, Inc., 144a,
	6.875%, 3/1/18	12,180
20,000	Sabre, Inc., 144a, 8.500%, 5/15/19	21,700
59,000	Service Corp. International,
	8.000%, 11/15/21	70,579
9,000	Sirius XM Radio, Inc., 144a,
	5.250%, 8/15/22	9,202
29,000	Stonemor Operating LLC /
	Cornerstone Family Services of WV
	/ Osiris Holding, 10.250%, 12/1/17	30,740
18,000	Suburban Propane Partners
	LP/Suburban Energy Finance Corp.,
	7.500%, 10/1/18	19,530
12,000	Tenneco, Inc., 6.875%, 12/15/20	13,185
31,000	Tenneco, Inc., 7.750%, 8/15/18	34,100
175,000	Time Warner Cable, Inc.,
	4.125%, 2/15/21	187,824
7,000	Tomkins LLC / Tomkins, Inc.,
	9.000%, 10/1/18	7,796

4

Touchstone Core Bond Fund

March 31, 2013 (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 31.8% (Continued)

	Consumer Discretionary — (Continued)
$16,000	TRW Automotive, Inc., 144a,
	4.500%, 3/1/21	$16,240
175,000	Viacom, Inc., 6.250%, 4/30/16	201,004
70,000	Visteon Corp., 6.750%, 4/15/19	74,900
150,000	Walt Disney Co. (The) MTN,
	3.700%, 12/1/42	143,983
		2,540,392
	Industrials — 2.4%
39,000	Amsted Industries, Inc., 144a,
	8.125%, 3/15/18	41,925
7,000	Aviation Capital Group Corp., 144a,
	6.750%, 4/6/21	7,784
46,000	Belden, Inc., 144a, 5.500%, 9/1/22	47,150
15,000	Bombardier, Inc. (Canada), 144a,
	6.125%, 1/15/23	15,562
25,000	Bombardier, Inc. (Canada), 144a,
	7.750%, 3/15/20	28,750
265,000	Burlington Northern Santa Fe LLC,
	5.750%, 5/1/40	317,478
7,000	BWAY Holding Co., 10.000%, 6/15/18	7,840
16,000	Calcipar SA (Luxembourg), 144a,
	6.875%, 5/1/18	17,040
12,000	Chrysler Group LLC / CG Co.-Issuer,
	Inc., 8.250%, 6/15/21	13,395
7,436	Continental Airlines 2003-ERJ1 Pass
	Through Trust, Ser RJ03,
	7.875%, 7/2/18	7,882
8,000	DigitalGlobe, Inc., 144a,
	5.250%, 2/1/21	7,950
13,000	Dynacast International LLC / Dynacast
	Finance, Inc., 9.250%, 7/15/19	14,170
3,000	Gibraltar Industries, Inc., 144a,
	6.250%, 2/1/21	3,180
14,000	Griffon Corp., 7.125%, 4/1/18	15,120
20,000	JB Poindexter & Co., Inc., 144a,
	9.000%, 4/1/22	20,900
14,000	JM Huber Corp., 144a,
	9.875%, 11/1/19	15,855
30,000	Martin Midstream Partners LP / Martin
	Midstream Finance Corp., 144a,
	7.250%, 2/15/21	30,300
180,000	Norfolk Southern Corp.,
	5.750%, 4/1/18	215,672
200,000	Republic Services, Inc., 3.550%, 6/1/22	209,091
4,000	RR Donnelley & Sons Co.,
	7.250%, 5/15/18	4,205
18,000	Stena AB (Sweden), 7.000%, 12/1/16	18,000
16,000	United Rentals North America, Inc.,
	9.250%, 12/15/19	18,240
175,000	Xstrata Finance Canada Ltd. (Canada),
	144a, 3.600%, 1/15/17	184,079
		1,261,568

	Utilities — 2.1%
45,000	AES Corp. (The), 8.000%, 10/15/17	52,931
50,000	Ameren Energy Generating Co.,
	7.000%, 4/15/18†	40,000
18,500	Bruce Mansfield Unit, 6.850%, 6/1/34	20,052
27,000	Calpine Corp., 144a, 7.500%, 2/15/21	29,632
13,000	Calpine Corp., 144a, 7.875%, 7/31/20	14,235
65,000	CenterPoint Energy, Inc.,
	5.950%, 2/1/17	75,522
155,000	CMS Energy Corp., 8.750%, 6/15/19	209,196
180,000	Dominion Resources, Inc./VA,
	5.950%, 6/15/35	222,789
50,000	InterGen NV (Netherlands), 144a,
	9.000%, 6/30/17	49,125
145,000	NextEra Energy Capital Holdings, Inc.,
	6.350%, 10/1/66(A)	153,700
165,000	PPL Energy Supply LLC,
	6.500%, 5/1/18	195,378
17,000	Rockies Express Pipeline LLC, 144a,
	6.000%, 1/15/19	16,660
10,000	Sabine Pass Liquefaction LLC, 144a,
	5.625%, 2/1/21	10,375
29,000	Sabine Pass LNG LP, 144a,
	6.500%, 11/1/20	30,522
		1,120,117

	Consumer Staples — 2.1%
190,000	Anheuser-Busch InBev Worldwide,
	Inc., 8.200%, 1/15/39	305,601
9,000	ARAMARK Corp., 144a,
	5.750%, 3/15/20	9,202
30,000	BI-LO LLC / BI-LO Finance Corp., 144a,
	9.250%, 2/15/19	32,400
295,000	Cargill, Inc., 144a, 1.900%, 3/1/17	299,746
20,000	Central Garden and Pet Co.,
	8.250%, 3/1/18	20,600
37,000	Del Monte Corp., 7.625%, 2/15/19	38,388
64,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 7.250%, 6/1/21	67,040
20,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 8.250%, 2/1/20	21,850
155,000	Kraft Foods Group, Inc.,
	6.875%, 1/26/39	204,248
57,000	Post Holdings, Inc., 7.375%, 2/15/22	62,344
26,000	Smithfield Foods, Inc., 6.625%, 8/15/22	28,340
		1,089,759

	Materials — 2.1%
25,000	AK Steel Corp., 7.625%, 5/15/20	21,875
36,000	Aleris International, Inc.,
	7.625%, 2/15/18	38,160
12,000	ArcelorMittal (Luxembourg),
	5.750%, 8/5/20	12,660
24,000	ArcelorMittal (Luxembourg),
	7.500%, 10/15/39	24,660
175,000	Barrick Gold Corp. (Canada),
	3.850%, 4/1/22	178,890

5

Touchstone Core Bond Fund

March 31, 2013 (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 31.8% (Continued)

	Materials — (Continued)
$33,000	Cascades, Inc. (Canada),
	7.875%, 1/15/20	$35,475
155,000	Domtar Corp., 10.750%, 6/1/17	199,925
57,000	FMG Resources August 2006 Pty Ltd.
	(Australia), 144a, 6.875%, 4/1/22	59,708
280,000	Freeport-McMoRan Copper & Gold,
	Inc., 144a, 3.875%, 3/15/23	280,810
42,000	HudBay Minerals, Inc. (Canda),
	9.500%, 10/1/20	45,885
18,000	Koppers, Inc., 7.875%, 12/1/19	19,800
45,000	Longview Fibre Paper & Packaging,
	Inc., 144a, 8.000%, 6/1/16	47,138
7,000	Novelis, Inc. (Canada),
	8.375%, 12/15/17	7,665
33,000	PolyOne Corp., 144a, 5.250%, 3/15/23	33,248
37,000	Tembec Industries, Inc. (Canada),
	11.250%, 12/15/18	40,885
12,000	Texas Industries, Inc., 9.250%, 8/15/20	13,110
8,000	Vulcan Materials Co., 7.500%, 6/15/21	9,420
		1,069,314

	Telecommunication Services — 1.6%
125,000	AT&T, Inc., 6.550%, 2/15/39	154,412
2,000	CenturyLink, Inc., 5.800%, 3/15/22	2,025
45,000	CenturyLink, Inc., 6.450%, 6/15/21	47,700
15,000	Crown Castle International Corp.,
	5.250%, 1/15/23	15,262
30,000	Frontier Communications Corp.,
	8.125%, 10/1/18	34,200
40,000	Frontier Communications Corp.,
	8.500%, 4/15/20	45,300
14,000	MetroPCS Wireless, Inc.,
	7.875%, 9/1/18	15,295
13,000	Nielsen Finance LLC / Nielsen Finance
	Co., 144a, 4.500%, 10/1/20	12,984
2,000	Sinclair Television Group, Inc., 144a,
	5.375%, 4/1/21	1,985
19,000	Sinclair Television Group, Inc., 144a,
	6.125%, 10/1/22	19,902
12,000	Sprint Capital Corp., 6.875%, 11/15/28	12,270
10,000	Sprint Nextel Corp., 144a,
	7.000%, 3/1/20	11,650
66,000	Sprint Nextel Corp., 144a,
	9.000%, 11/15/18	81,592
7,000	TW Telecom Holdings, Inc.,
	8.000%, 3/1/18	7,630
1,000	UPCB Finance V Ltd. (Cayman Islands),
	144a, 7.250%, 11/15/21	1,105
15,000	UPCB Finance VI Ltd. (Cayman Islands),
	144a, 6.875%, 1/15/22	16,312
275,000	Verizon Communications, Inc.,
	6.250%, 4/1/37	325,745
14,000	Wind Acquisition Finance SA
	(Luxembourg), 144a,
	7.250%, 2/15/18	14,542
		819,911

	Information Technology — 0.7%
50,000	Equinix, Inc., 7.000%, 7/15/21	55,500
17,000	Fidelity National Information Services,
	Inc., 5.000%, 3/15/22	18,041
5,000	Hughes Satellite Systems Corp.,
	6.500%, 6/15/19	5,488
100,000	Intel Corp., 3.300%, 10/1/21	104,923
58,000	Kemet Corp., 10.500%, 5/1/18	60,465
30,000	Seagate HDD Cayman (Cayman
	Islands), 6.875%, 5/1/20	32,250
80,000	Viasat, Inc., 6.875%, 6/15/20	85,800
		362,467

	Health Care — 0.7%
17,000	Accellent, Inc., 8.375%, 2/1/17	18,063
42,000	Apria Healthcare Group, Inc.,
	11.250%, 11/1/14	43,260
39,000	Capella Healthcare, Inc.,
	9.250%, 7/1/17	42,218
17,000	CHS/Community Health Systems, Inc.,
	7.125%, 7/15/20	18,445
23,000	HCA, Inc., 5.875%, 5/1/23	23,920
56,000	HCA, Inc., 6.500%, 2/15/20	63,175
27,000	Kindred Healthcare, Inc.,
	8.250%, 6/1/19†	26,798
55,000	ResCare, Inc., 10.750%, 1/15/19	62,150
15,000	Tenet Healthcare Corp., 144a,
	4.500%, 4/1/21	14,700
12,000	Universal Hospital Services, Inc.,
	7.625%, 8/15/20	12,915
14,000	Universal Hospital Services, Inc., 144a,
	7.625%, 8/15/20	15,050
		340,694
	Total Corporate Bonds	$16,547,401

	U.S. Treasury Obligations — 29.2%
760,000	U.S. Inflation Indexed Bonds,
	0.625%, 2/15/43	762,711
3,765,000	U.S. Treasury Note, 0.125%, 12/31/14	3,758,529
6,100,000	U.S. Treasury Note, 0.250%, 2/28/15	6,100,476
440,000	U.S. Treasury Note, 1.000%, 3/31/17	447,666
4,095,000	U.S. Treasury Note, 2.000%, 2/15/23	4,146,826
	Total U.S. Treasury Obligations	$15,216,208

	U.S. Government Mortgage-Backed
	Obligations — 17.6%
144,958	FHLMC, Pool #A56988, 5.500%, 2/1/37	156,996
343,077	FHLMC, Pool #A95946, 4.000%, 1/1/41	364,666
329,272	FHLMC, Pool #A96485, 4.500%, 1/1/41	359,664
237,677	FHLMC, Pool #G03217, 5.500%, 9/1/37	257,415
118,216	FHLMC, Pool #G03781, 6.000%, 1/1/38	129,252
249,424	FHLMC, Pool #G06031, 5.500%, 3/1/40	270,138
49,944	FNMA, Pool #254759, 4.500%, 6/1/18	53,860
17,465	FNMA, Pool #535290, 8.000%, 5/1/30	21,006
14,442	FNMA, Pool #561741, 7.500%, 1/1/31	17,612
63,053	FNMA, Pool #889734, 5.500%, 6/1/37	68,853
190,187	FNMA, Pool #899079, 5.000%, 3/1/37	206,047

6

Touchstone Core Bond Fund

March 31, 2013 (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed Obligations — 17.6% (Continued)
$104,781	FNMA, Pool #933806, 5.000%, 5/1/38	$113,519
35,581	FNMA, Pool #974401, 4.500%, 4/1/23	38,355
51,362	FNMA, Pool #974403, 4.500%, 4/1/23	55,385
89,182	FNMA, Pool #984256, 5.000%, 6/1/23	96,242
69,326	FNMA, Pool #995220, 6.000%, 11/1/23	76,112
68,796	FNMA, Pool #995472, 5.000%, 11/1/23	74,253
238,669	FNMA, Pool #AB1149, 5.000%, 6/1/40	262,162
147,315	FNMA, Pool #AB1800, 4.000%, 11/1/40	160,647
124,446	FNMA, Pool #AB5989, 2.500%, 8/1/27	129,244
334,865	FNMA, Pool #AD3795, 4.500%, 4/1/40	361,260
542,772	FNMA, Pool #AD9150, 5.000%, 8/1/40	598,553
808,253	FNMA, Pool #AE0548, 4.500%, 11/1/40	871,962
159,340	FNMA, Pool #AE0831, 6.000%, 9/1/39	174,745
406,474	FNMA, Pool #AE4429, 4.000%, 10/1/40	433,542
55,461	FNMA, Pool #AH2666, 4.000%, 1/1/26	59,358
84,608	FNMA, Pool #AH3493, 4.000%, 2/1/26	90,579
247,758	FNMA, Pool #AI0805, 4.500%, 7/1/41	267,442
225,220	FNMA, Pool #AI2999, 3.500%, 6/1/26	238,906
173,051	FNMA, Pool #AI6697, 3.000%, 9/1/26	182,125
2,500,000	FNMA, Pool #TBA	2,571,484
3,957	GNMA, Pool #434792, 8.000%, 7/15/30	4,490
303,141	GNMA, Pool #736696, 4.500%, 5/15/40	332,612
48,722	GNMA, Pool #748495, 4.000%, 8/15/40	53,421
18,159	GNMA, Pool #8503, 1.750%, 9/20/24(A)	19,075
	Total U.S. Government
	Mortgage-Backed Obligations	$9,170,982

	Commercial Mortgage-Backed Securities — 14.7%
280,000	Banc of America Merrill Lynch
	Commercial Mortgage Trust 2006-2,
	Ser 2006-2, Class A3,
	5.699%, 5/10/45(A)	282,757
173,078	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2005-4, Class A3, 4.891%, 7/10/45	173,176
365,000	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2006-6, Class A3, 5.369%, 10/10/45	394,820
238,080	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2007-1, Class AAB, 5.422%, 1/15/49	247,517
378,194	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2007-2, Class AAB,
	5.559%, 4/10/49(A)	407,315
150,000	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2008-1, Class A3, 6.157%, 2/10/51(A)	158,071
575,000	Bear Stearns Commercial Mortgage
	Securities, Ser 2005-PWR9, Class
	A4A, 4.871%, 9/11/42††	621,319
268,552	Bear Stearns Commercial Mortgage
	Securities, Ser 2006-PW12, Class
	AAB, 5.693%, 9/11/38(A)††	268,921
200,859	Bear Stearns Commercial Mortgage
	Securities, Ser 2006-PW13, Class A3,
	5.518%, 9/11/41††	202,803
550,000	Bear Stearns Commercial Mortgage
	Securities, Ser 2007-PW16, Class A4,
	5.715%, 6/11/40(A)††	640,655
135,000	Commercial Mortgage Pass Through
	Certificates, Ser 2005-C6, Class A5A,
	5.116%, 6/10/44(A)	146,661
245,000	First Union Commercial Mortgage
	Trust, Ser 1999-C1, Class F, 144a,
	5.350%, 10/15/35	254,840
216,018	GE Capital Commercial Mortgage
	Corp., Ser 2005-C4, Class ASB,
	5.274%, 11/10/45(A)	222,808
133,402	Greenwich Capital Commercial
	Funding Corp., Ser 2005-GG3, Class
	A3, 4.569%, 8/10/42	133,295
247,388	GS Mortgage Securities Corp. II, Ser
	2006-GG8, Class AAB,
	5.535%, 11/10/39	259,114
179,696	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2006-CB14, Class A3B,
	5.492%, 12/12/44(A)	182,294
553,811	JP Morgan Chase Commercial
	Mortgage Securities Trust
	2007-LDP10, Ser 2007-LDPX, Class
	A2, 5.434%, 1/15/49	575,240
357,251	LB-UBS Commercial Mortgage Trust,
	Ser 2006-C3, Class A3,
	5.689%, 3/15/32(A)††	357,685
566,819	Merrill Lynch/Countrywide
	Commercial Mortgage Trust, Ser
	2007-5, Class ASB, 5.362%, 8/12/48	596,339
202,332	Morgan Stanley Capital I, Ser
	2006-HQ9, Class A3,
	5.712%, 7/12/44	203,362
452,313	Morgan Stanley Capital I, Ser
	2007-T25, Class AAB,
	5.508%, 11/12/49	471,084
504,331	Wachovia Bank Commercial Mortgage
	Trust, Ser 2006-C29, Class A3,
	5.313%, 11/15/48††	517,235
292,583	Wachovia Bank Commercial Mortgage
	Trust, Ser 2007-C34, Class APB,
	5.617%, 5/15/46††	315,451
	Total Commercial
	Mortgage-Backed Securities	$7,632,762

	Commercial Paper— 4.8%
625,000	Integrys Energy Group, Inc.	624,770
625,000	AGL Capital Corp.	624,760

7

Touchstone Core Bond Fund

March 31, 2013 (Unaudited) (Continued)

Principal		Market
Amount		Value

	Commercial Paper — 4.8% (Continued)
$625,000	American Water Capital Corp.	$624,720
625,000	DCP Midstream LLC	624,760
	Total Commercial Paper	$2,499,010

	Non-Agency Collateralized Mortgage
	Obligations — 2.0%
101,276	Deutsche ALT-A Securities, Inc.
	Alternate Loan Trust, Ser 2003-2XS,
	Class A6, 4.970%, 9/25/33(B)	104,136
419,599	Deutsche ALT-A Securities, Inc.
	Alternate Loan Trust, Ser 2005-3,
	Class 4A4, 5.250%, 6/25/35	424,612
206,159	Residential Asset Securitization Trust,
	Ser 2006-A1, Class 1A3,
	6.000%, 4/25/36	175,202
2,108	Residential Funding Mortgage
	Securities I, Ser 2006-S2, Class A2,
	5.750%, 2/25/36	—
232,250	Structured Asset Securities Corp., Ser
	2005-17, Class 5A1,
	5.500%, 10/25/35	222,474
148,791	Washington Mutual Alternative
	Mortgage Pass-Through
	Certificates, Ser 2005-9, Class 2A4,
	5.500%, 11/25/35††	132,715
	Total Non-Agency Collateralized
	Mortgage Obligations	$1,059,139

	Municipal Bonds — 1.4%

	California— 0.4%
180,000	California St, UTGO, Ser 2009,
	5.950%, 4/1/16	206,163

	Georgia— 0.4%
190,000	Municipal Electric Auth. of Georgia
	Rev, Ser 2010, 6.655%, 4/1/57	221,869

	Ohio— 0.6%
275,000	JobsOhio Beverage System, Ser B,
	4.532%, 1/1/35	283,682
	Total Municipal Bonds	$711,714

	Agency Collateralized Mortgage Obligations — 0.9%
450,000	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K501 Class
	A2, 1.655%, 11/25/16	461,842
22,288	GNMA, Ser 2003-11, Class GJ,
	4.000%, 10/17/29	24,207
	Total Agency Collateralized
	Mortgage Obligations	$486,049

	Sovereign Bond — 0.5%
260,000	Province of Ontario Canada, 2.450%,
	6/29/22	$260,665

Shares

	Preferred Stocks — 0.5%

	Financials— 0.5%
1,363	Ally Financial, Inc., 0.046%	$34,375
7,900	Citigroup Capital VIII, 0.043%	198,685
	Total Preferred Stocks	$233,060

Principal
Amount

	Asset-Backed Security — 0.4%
$347,919	Countrywide Asset-Backed
	Certificates, Ser 2007-S1, Class A5,
	6.018%, 11/25/36(A)	$200,424

Shares

	Investment Funds — 0.8%
94,203	Invesco Government & Agency
	Portfolio, Institutional Class**	94,203
336,293	Touchstone Institutional Money
	Market Fund^	336,293
	Total Investment Funds	$430,496

	Total Investment Securities —104.6%
	(Cost $53,152,041)	$54,447,910

	Liabilities in Excess of Other Assets — (4.6%)	(2,401,939)

	Net Assets — 100.0%	$52,045,971

(A)	Variable rate security - the rate reflected is the rate in effect as of March 31, 2013.

(B)	Step Bond. A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect at March 31, 2013.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2013 was $89,593.

††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts andpubliclytraded. TheFundreceivesprincipalandinterest payments directly from these trusts.

8

Touchstone Core Bond Fund

March 31, 2013 (Unaudited) (Continued)

Portfolio Abbreviations:

FHLMC - Federal Home Loan Mortgage Association

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LLC - Limited Liability Company

LP - Limited Partnership

MTN -Medium Term Note

PLC - Public Limited Company

UTGO - Unlimited Tax General Obligation

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$16,547,401	$—	$16,547,401
U.S. Treasury Obligations	—	15,216,208	—	15,216,208
U.S. Government Mortgage-Backed Obligations	—	9,170,982	—	9,170,982
Commercial Mortgage-Backed Securities	—	7,632,762	—	7,632,762
Commercial Paper	—	2,499,010	—	2,499,010
Non-Agency Collateralized Mortgage Obligations	—	1,059,139	—	1,059,139
Municipal Bonds	—	711,714	—	711,714
Agency Collateralized Mortgage Obligations	—	486,049	—	486,049
Sovereign Bond	—	260,665	—	260,665
Preferred Stocks	233,060	—	—	233,060
Asset-Backed Security	—	200,424	—	200,424
Investment Funds	430,496	—	—	430,496
				$54,447,910

See accompanying Notes to Portfolio of Investments.

9

Portfolio of Investments

Touchstone High Yield Fund – March 31, 2013 (Unaudited)

Principal		Market
Amount		Value
	Corporate Bonds— 96.8%

	Energy — 21.6%
$74,000	Access Midstream Partners LP / ACMP
	Finance Corp., 6.125%, 7/15/22	$79,365
39,000	Atlas Pipeline Partners LP / Atlas
	Pipeline Finance Corp., 144a,
	5.875%, 8/1/23	38,805
108,000	Atlas Pipeline Partners LP / Atlas
	Pipeline Finance Corp., 144a,
	6.625%, 10/1/20	112,590
70,000	Basic Energy Services, Inc.,
	7.750%, 2/15/19	71,575
178,000	Basic Energy Services, Inc.,
	7.750%, 10/15/22	183,340
159,000	Bill Barrett Corp., 7.000%, 10/15/22	166,552
27,000	Bill Barrett Corp., 7.625%, 10/1/19	28,688
181,000	Carrizo Oil & Gas, Inc., 7.500%, 9/15/20	193,218
117,000	Carrizo Oil & Gas, Inc.,
	8.625%, 10/15/18	128,115
41,000	Chesapeake Energy Corp.,
	6.625%, 8/15/20	44,792
45,000	Chesapeake Energy Corp.,
	6.875%, 11/15/20	49,050
202,000	Cloud Peak Energy Resources LLC /
	Cloud Peak Energy Finance Corp.,
	8.500%, 12/15/19	219,170
66,000	CONSOL Energy, Inc., 8.000%, 4/1/17	71,280
66,000	CONSOL Energy, Inc., 8.250%, 4/1/20	73,095
94,000	Crestwood Midstream Partners LP /
	Crestwood Midstream Finance
	Corp., 7.750%, 4/1/19	97,995
119,000	Crestwood Midstream Partners LP /
	Crestwood Midstream Finance
	Corp., 144a, 7.750%, 4/1/19	124,058
184,000	Drill Rigs Holdings, Inc., 144a,
	6.500%, 10/1/17	185,840
117,000	Enterprise Products Operating LLC,
	7.000%, 6/1/67(A)	126,360
200,000	Enterprise Products Operating LLC,
	8.375%, 8/1/66(A)	230,000
323,000	Expro Finance Luxembourg SCA, 144a,
	8.500%, 12/15/16	342,380
163,000	Exterran Holdings, Inc.,
	7.250%, 12/1/18	175,225
169,000	Exterran Partners LP / EXLP Finance
	Corp., 144a, 6.000%, 4/1/21	168,366
238,000	Forest Oil Corp., 7.250%, 6/15/19†	238,000
92,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 7.875%, 12/15/18	100,970
140,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 144a,
	5.750%, 2/15/21	144,550
88,000	Hilcorp Energy I LP / Hilcorp Finance
	Co., 144a, 7.625%, 4/15/21	96,800
50,000	Hilcorp Energy I LP / Hilcorp Finance
	Co., 144a, 8.000%, 2/15/20	54,875
95,000	Holly Energy Partners LP / Holly
	Energy Finance Corp.,
	8.250%, 3/15/18	102,838
332,000	Linn Energy LLC / Linn Energy Finance
	Corp., 8.625%, 4/15/20	366,030
91,000	MarkWest Energy Partners LP /
	MarkWest Energy Finance Corp.,
	5.500%, 2/15/23	95,322
194,000	Martin Midstream Partners LP / Martin
	Midstream Finance Corp., 144a,
	7.250%, 2/15/21	195,940
215,000	Newfield Exploration Co.,
	5.625%, 7/1/24	221,988
170,000	Pacific Drilling V Ltd., 144a,
	7.250%, 12/1/17	179,350
300,000	Peabody Energy Corp.,
	6.000%, 11/15/18	318,750
284,000	Pioneer Energy Services Corp.,
	9.875%, 3/15/18	310,980
193,000	Plains Exploration & Production Co.,
	6.875%, 2/15/23	218,572
330,000	Regency Energy Partners LP /
	Regency Energy Finance Corp.,
	6.500%, 7/15/21	363,000
117,000	Rockies Express Pipeline LLC, 144a,
	6.000%, 1/15/19	114,660
96,000	Sabine Pass Liquefaction LLC, 144a,
	5.625%, 2/1/21	99,600
27,000	SandRidge Energy, Inc.,
	7.500%, 2/15/23	28,012
168,000	SandRidge Energy, Inc.,
	8.750%, 1/15/20	181,020
250,000	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.,
	7.875%, 10/15/18	273,750
		6,614,866

	Consumer Discretionary — 18.0%
64,000	Albea Beauty Holdings SA, 144a,
	8.375%, 11/1/19	68,160
189,000	AMC Networks, Inc., 7.750%, 7/15/21	214,042
102,000	American Axle & Manufacturing, Inc.,
	6.250%, 3/15/21	104,550
12,000	Asbury Automotive Group, Inc.,
	7.625%, 3/15/17	12,345
65,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 6.500%, 4/30/21	68,738
155,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 7.000%, 1/15/19	167,012
163,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 8.125%, 4/30/20	182,152
252,000	Cequel Communications Holdings I
	LLC / Cequel Capital Corp., 144a,
	6.375%, 9/15/20	261,450
90,000	Clear Channel Worldwide Holdings,
	Inc., 7.625%, 3/15/20	93,938

10

Touchstone High Yield Fund
March 31, 2013 (Unaudited) (Continued)

Principal		Market
Amount		Value
	Corporate Bonds — 96.8% (Continued)

	Consumer Discretionary — (Continued)
$51,000	Clear Channel Worldwide Holdings,
	Inc., 144a, 6.500%, 11/15/22	$53,805
127,000	CSC Holdings LLC, 6.750%, 11/15/21	142,399
65,000	CSC Holdings LLC, 8.625%, 2/15/19	78,000
173,000	Delphi Corp., 5.000%, 2/15/23	182,948
140,000	DISH DBS Corp., 7.875%, 9/1/19	165,900
127,000	DISH DBS Corp., 144a, 5.000%, 3/15/23	124,936
211,000	Entravision Communications Corp.,
	8.750%, 8/1/17	228,935
147,000	Exide Technologies, 8.625%, 2/1/18†	126,236
326,000	Goodyear Tire & Rubber Co. (The),
	8.750%, 8/15/20	373,270
127,000	International Automotive
	Components Group SA, 144a,
	9.125%, 6/1/18	125,730
106,000	Libbey Glass, Inc., 6.875%, 5/15/20	114,348
202,000	Ltd. Brands, Inc., 5.625%, 2/15/22	214,120
26,000	Lynx I Corp., 144a, 5.375%, 4/15/21	27,040
105,000	Meritage Homes Corp.,
	7.150%, 4/15/20	117,075
93,000	Penske Automotive Group, Inc., 144a,
	5.750%, 10/1/22	96,952
108,000	PulteGroup, Inc., 6.375%, 5/15/33	108,540
28,000	PulteGroup, Inc., 7.875%, 6/15/32	30,940
90,000	Quebecor Media, Inc., 7.750%, 3/15/16	91,688
32,000	Quebecor Media, Inc., 7.750%, 3/15/16	32,600
163,000	Quebecor Media, Inc., 144a,
	5.750%, 1/15/23	166,260
166,000	Reynolds Group Issuer, Inc. / Reynolds
	Group Issuer LLC / Reynolds Group
	Issuer Lu, 6.875%, 2/15/21	176,790
63,000	Royal Caribbean Cruises Ltd.,
	5.250%, 11/15/22	63,788
90,000	RSI Home Products, Inc., 144a,
	6.875%, 3/1/18	91,350
101,000	Sabre, Inc., 144a, 8.500%, 5/15/19	109,585
85,000	Service Corp. International/US,
	8.000%, 11/15/21	101,681
11,000	Sinclair Television Group, Inc., 144a,
	5.375%, 4/1/21	10,918
114,000	Sinclair Television Group, Inc., 144a,
	6.125%, 10/1/22	119,415
101,000	Sirius XM Radio, Inc., 144a,
	5.250%, 8/15/22	103,272
200,000	Stewart Enterprises, Inc.,
	6.500%, 4/15/19	213,500
290,000	Stonemor Operating LLC /
	Cornerstone Family Services of WV
	/ Osiris Holding, 10.250%, 12/1/17	307,400
111,000	Suburban Propane Partners
	LP/Suburban Energy Finance Corp.,
	7.500%, 10/1/18	120,435
41,000	Tenneco, Inc., 6.875%, 12/15/20	45,049
101,000	Tenneco, Inc., 7.750%, 8/15/18	111,100
45,000	Tomkins LLC / Tomkins, Inc.,
	9.000%, 10/1/18	50,119
101,000	TRW Automotive, Inc., 144a,
	4.500%, 3/1/21	102,515
		5,501,026

	Materials — 10.8%
79,000	AK Steel Corp., 7.625%, 5/15/20	69,125
312,000	Aleris International, Inc.,
	7.625%, 2/15/18	330,720
204,000	ArcelorMittal, 5.750%, 8/5/20	215,220
320,000	ArcelorMittal, 7.500%, 10/15/39	328,800
228,000	Cascades, Inc., 7.750%, 12/15/17	242,250
191,000	Cascades, Inc., 7.875%, 1/15/20	205,325
250,000	FMG Resources August 2006 Pty Ltd.,
	144a, 6.875%, 4/1/22	261,875
117,000	HudBay Minerals, Inc., 9.500%, 10/1/20	127,822
125,000	JMC Steel Group, Inc., 144a,
	8.250%, 3/15/18	132,500
211,000	Koppers, Inc., 7.875%, 12/1/19	232,100
424,000	Longview Fibre Paper & Packaging,
	Inc., 144a, 8.000%, 6/1/16	444,140
211,000	PolyOne Corp., 144a, 5.250%, 3/15/23	212,582
79,000	Steel Dynamics, Inc., 144a,
	5.250%, 4/15/23	80,086
249,000	Tembec Industries, Inc.,
	11.250%, 12/15/18	275,145
135,000	Vulcan Materials Co., 7.500%, 6/15/21	158,962
		3,316,652

	Industrials — 10.5%
264,000	Amsted Industries, Inc., 144a,
	8.125%, 3/15/18	283,800
126,000	Belden, Inc., 144a, 5.500%, 9/1/22	129,150
126,000	Bombardier, Inc., 144a,
	6.125%, 1/15/23	130,725
25,000	Bombardier, Inc., 144a,
	7.750%, 3/15/20	28,750
61,000	BWAY Holding Co., 10.000%, 6/15/18	68,320
120,000	Calcipar SA, 144a, 6.875%, 5/1/18	127,800
145,000	Case New Holland, Inc.,
	7.875%, 12/1/17	169,650
400,000	Cenveo Corp., 8.875%, 2/1/18	400,000
95,000	Chrysler Group LLC / CG Co.-Issuer,
	Inc., 8.250%, 6/15/21	106,045
114,324	Continental Airlines 2003-ERJ1 Pass
	Through Trust, Ser RJ03,
	7.875%, 7/2/18	121,184
30,000	DigitalGlobe, Inc., 144a,
	5.250%, 2/1/21	29,812
125,000	Dynacast International LLC / Dynacast
	Finance, Inc., 9.250%, 7/15/19	136,250
110,000	Griffon Corp., 7.125%, 4/1/18	118,800
95,000	JB Poindexter & Co., Inc., 144a,
	9.000%, 4/1/22	99,275
173,000	JM Huber Corp., 144a,
	9.875%, 11/1/19	195,922

11

Touchstone High Yield Fund
March 31, 2013 (Unaudited) (Continued)

Principal		Market
Amount		Value
	Corporate Bonds — 96.8% (Continued)

	Industrials — (Continued)
$120,000	Moog, Inc., 7.250%, 6/15/18	$125,400
145,000	Mueller Water Products, Inc.,
	7.375%, 6/1/17	149,169
101,000	Nielsen Finance LLC / Nielsen Finance
	Co., 144a, 4.500%, 10/1/20	100,875
23,000	RR Donnelley & Sons Co.,
	7.250%, 5/15/18	24,180
78,000	Tutor Perini Corp., 7.625%, 11/1/18	81,900
33,000	United Rentals North America, Inc.,
	5.750%, 7/15/18	35,765
157,000	United Rentals North America, Inc.,
	7.375%, 5/15/20	174,270
227,000	United Rentals North America, Inc.,
	7.625%, 4/15/22	253,672
113,000	United Rentals North America, Inc.,
	9.250%, 12/15/19	128,820
		3,219,534

	Telecommunication Services — 9.7%
68,000	CenturyLink, Inc., 5.800%, 3/15/22	68,850
17,000	CenturyLink, Inc., 6.450%, 6/15/21	18,020
230,000	CenturyLink, Inc., 7.650%, 3/15/42	222,238
45,000	Cincinnati Bell, Inc., 8.250%, 10/15/17	47,700
201,000	Cincinnati Bell, Inc., 8.375%, 10/15/20	209,040
123,000	Crown Castle International Corp.,
	5.250%, 1/15/23	125,152
324,000	Frontier Communications Corp.,
	8.500%, 4/15/20	366,930
250,000	GCI, Inc., 8.625%, 11/15/19	263,750
169,000	Intelsat Jackson Holdings SA,
	7.250%, 10/15/20	185,689
114,000	MetroPCS Wireless, Inc.,
	7.875%, 9/1/18	124,545
384,000	Sprint Capital Corp., 6.875%, 11/15/28	392,640
267,000	Sprint Nextel Corp., 144a,
	9.000%, 11/15/18	330,079
41,000	TW Telecom Holdings, Inc.,
	8.000%, 3/1/18	44,690
6,000	UPCB Finance V Ltd., 144a,
	7.250%, 11/15/21	6,630
104,000	UPCB Finance VI Ltd., 144a,
	6.875%, 1/15/22	113,100
30,000	Videotron Ltd., 5.000%, 7/15/22	30,450
99,000	Wind Acquisition Finance SA, 144a,
	7.250%, 2/15/18	102,836
250,000	Windstream Corp., 7.750%, 10/15/20	271,250
29,000	Windstream Corp., 7.875%, 11/1/17	33,132
		2,956,721

	Health Care — 8.4%
102,000	Accellent, Inc., 8.375%, 2/1/17	108,375
294,000	Apria Healthcare Group, Inc.,
	11.250%, 11/1/14	302,820
205,000	Capella Healthcare, Inc.,
	9.250%, 7/1/17	221,912
204,000	CHS/Community Health Systems, Inc.,
	7.125%, 7/15/20	221,340
500,000	HCA Holdings, Inc., 7.750%, 5/15/21	557,188
58,000	HCA, Inc., 5.875%, 5/1/23	60,320
100,000	Health Management Associates, Inc.,
	7.375%, 1/15/20	109,750
82,000	Kindred Healthcare, Inc.,
	8.250%, 6/1/19†	81,385
282,000	Omnicare, Inc., 7.750%, 6/1/20	312,315
300,000	ResCare, Inc., 10.750%, 1/15/19	339,000
82,000	Tenet Healthcare Corp., 144a,
	4.500%, 4/1/21	80,360
42,000	Universal Hospital Services, Inc.,
	7.625%, 8/15/20	45,202
127,000	Universal Hospital Services, Inc., 144a,
	7.625%, 8/15/20	136,525
		2,576,492

	Financials — 5.8%
200,000	Ally Financial, Inc., 5.500%, 2/15/17	216,349
100,000	Ally Financial, Inc., 8.000%, 11/1/31	126,000
108,000	CIT Group, Inc., 5.000%, 8/15/22	115,321
107,000	Credit Acceptance Corp.,
	9.125%, 2/1/17	116,362
22,000	EDP Finance BV, 144a, 6.000%, 2/2/18	23,155
296,000	International Lease Finance Corp.,
	5.875%, 8/15/22	319,032
113,000	Liberty Mutual Group, Inc., 144a,
	10.750%, 6/15/58(A)	174,585
256,000	MPT Operating Partnership LP / MPT
	Finance Corp., 6.875%, 5/1/21	277,760
147,000	Omega Healthcare Investors, Inc.,
	6.750%, 10/15/22	162,068
216,000	PHH Corp., 7.375%, 9/1/19	244,080
		1,774,712

	Consumer Staples — 4.8%
60,000	ARAMARK Corp., 144a,
	5.750%, 3/15/20	61,350
287,000	BI-LO LLC / BI-LO Finance Corp., 144a,
	9.250%, 2/15/19	309,960
169,000	Central Garden and Pet Co.,
	8.250%, 3/1/18	174,070
160,000	Ingles Markets, Inc., 8.875%, 5/15/17	167,800
222,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 7.250%, 6/1/21	232,545
295,000	Post Holdings, Inc., 7.375%, 2/15/22	322,656
189,000	Smithfield Foods, Inc., 6.625%, 8/15/22	206,010
		1,474,391

	Information Technology — 4.4%
42,000	Equinix, Inc., 4.875%, 4/1/20	42,315
125,000	Equinix, Inc., 5.375%, 4/1/23	126,562
154,000	Equinix, Inc., 8.125%, 3/1/18	170,170

12

Touchstone High Yield Fund
March 31, 2013 (Unaudited) (Continued)

Principal		Market
Amount		Value
	Corporate Bonds — 96.8% (Continued)

	Information Technology — (Continued)
$89,000	Fidelity National Information Services,
	Inc., 5.000%, 3/15/22	$94,451
31,000	Hughes Satellite Systems Corp.,
	6.500%, 6/15/19	34,022
439,000	Kemet Corp., 10.500%, 5/1/18	457,658
248,000	Seagate HDD Cayman, 6.875%, 5/1/20	266,600
152,000	ViaSat, Inc., 6.875%, 6/15/20	163,020
		1,354,798

	Utilities — 2.8%
135,000	Calpine Corp., 144a, 7.875%, 1/15/23	149,850
51,000	GenOn Energy, Inc., 7.625%, 6/15/14	54,315
350,000	InterGen N.V., 144a, 9.000%, 6/30/17	343,875
85,000	NRG Energy, Inc., 7.875%, 5/15/21	94,562
197,000	Sabine Pass LNG LP, 144a,
	6.500%, 11/1/20	207,342
		849,944
	Total Corporate Bonds	$29,639,136

Shares

	Preferred Stocks — 0.4%

	Financials— 0.4%
4,685	Ally Financial, Inc., 0.046%	118,156
762	Countrywide Capital V, 0.044%	19,469
	Total Preferred Stocks	137,625

Shares

	Investment Funds — 2.4%
459,583	Invesco Government & Agency
	Portfolio, Institutional Class**	459,583
260,396	Touchstone Institutional Money
	Market Fund^	260,396
	Total Investment Funds	$719,979

	Total Investment Securities —99.6%
	(Cost $28,970,182)	$30,496,740

	Other Assets in
	Excess of Liabilities — 0.4%	119,448

	Net Assets — 100.0%	$30,616,188

(A)	Variable rate security - the rate reflected is the rate in effect as of March 31, 2013.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2013 was $441,165.

Portfolio Abbreviations:

LLC - Limited Liability Company

LP - Limited Partnership

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities were valued at $7,848,686 or 25.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$29,639,136	$—	$29,639,136

Preferred Stocks	137,625	—	—	137,625

Investment Funds	719,979	—	—	719,979

				$30,496,740

See accompanying Notes to Portfolio of Investments.

13

Portfolio of Investments

Touchstone Large Cap Core Equity Fund – March 31, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 97.2%

Information Technology — 18.1%
Broadcom Corp. - Class A	15,384	$533,362
Cisco Systems, Inc.	17,480	365,507
EMC Corp.*	11,530	275,452
Google, Inc. - Class A*	1,194	948,072
Intel Corp.	37,456	818,414
International Business Machines Corp.	3,895	830,804
Microsoft Corp.	16,605	475,069
Oracle Corp.	24,911	805,622
Qualcomm, Inc.	13,056	874,099
TE Connectivity Ltd. (Switzerland)	8,827	370,116
		6,296,517

Financials — 17.7%
Aflac, Inc.	14,987	779,624
American Express Co.	12,144	819,234
Ameriprise Financial, Inc.	2,450	180,442
Bank of America Corp.	59,160	720,569
BlackRock, Inc.	3,940	1,012,107
Citigroup, Inc.	15,820	699,877
JPMorgan Chase & Co.	16,920	803,023
State Street Corp.	7,616	450,029
Wells Fargo & Co.	18,460	682,835
		6,147,740

Health Care — 15.4%
Abbott Laboratories	6,980	246,534
Bristol-Myers Squibb Co.	9,711	399,996
Covidien PLC (Ireland)	9,600	651,264
Express Scripts Holding Co.*	13,432	774,355
McKesson Corp.	8,157	880,630
Merck & Co., Inc.	13,900	614,797
Novartis AG ADR	5,580	397,519
Pfizer, Inc.	25,390	732,755
UnitedHealth Group, Inc.	11,462	655,741
		5,353,591

Industrials — 14.7%
Caterpillar, Inc.	2,340	203,510
Danaher Corp.	9,648	599,623
Eaton Corp. PLC (Ireland)	9,186	562,642
General Electric Co.	35,240	814,749
Illinois Tool Works, Inc.	10,356	631,095
Norfolk Southern Corp.	7,200	554,976
Stanley Black & Decker, Inc.	4,440	359,507
Union Pacific Corp.	6,057	862,577
United Technologies Corp.	5,665	529,281
		5,117,960

Energy — 9.8%
Chevron Corp.	5,818	691,295
ConocoPhillips	13,175	791,818
Ensco PLC - Class A (United Kingdom)	13,747	824,820
Exxon Mobil Corp.	7,810	703,759
Phillips 66	5,327	372,730
		3,384,422

Consumer Discretionary — 8.1%
Coach, Inc.	8,870	443,411
Genuine Parts Co.	6,012	468,936
Home Depot, Inc. (The)	4,858	338,991
McDonald's Corp.	5,401	538,426
Ross Stores, Inc.	10,908	661,244
Yum! Brands, Inc.	5,209	374,735
		2,825,743

Consumer Staples — 7.6%
Altria Group, Inc.	16,410	564,340
PepsiCo, Inc.	6,857	542,457
Philip Morris International, Inc.	11,922	1,105,289
Walgreen Co.	8,740	416,723
		2,628,809

Materials — 2.4%
BHP Billiton Ltd. ADR	2,345	160,468
CF Industries Holdings, Inc.	1,710	325,533
Praxair, Inc.	3,062	341,535
		827,536

Telecommunication Services — 2.3%
AT&T, Inc.	10,295	377,724
Vodafone Group PLC ADR	14,976	425,468
		803,192

Utilities — 1.1%
NextEra Energy, Inc.	4,810	373,641
Total Common Stocks		$33,759,151

Investment Fund — 2.8%
Touchstone Institutional Money Market
Fund^	976,630	976,630

Total Investment Securities —100.0%
(Cost $27,315,176)		$34,735,781

Liabilities in Excess of Other Assets — 0.0%		(1,112)

Net Assets — 100.0%		$34,734,669

*	Non-income producing security.

^	Affiliated Fund.

14

Touchstone Large Cap Core Equity Fund

March 31, 2013 (Unaudited) (Continued)

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$33,759,151	$—	$—	$33,759,151

Investment Fund	976,630	—	—	976,630

				$34,735,781

See accompanying Notes to Portfolio of Investments.

15

Portfolio of Investments

Touchstone Mid Cap Growth Fund – March 31, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 98.0%

Consumer Discretionary — 22.6%
Allison Transmission Holdings, Inc.	10,290	$247,063
AMC Networks, Inc. - Class A*	6,270	396,139
Darden Restaurants, Inc.	3,980	205,686
Discovery Communications, Inc. - Class A*	6,240	491,338
Dollar General Corp.*	5,180	262,004
Gannett Co., Inc.	12,080	264,190
GNC Holdings, Inc. - Class A	5,410	212,505
Jarden Corp.*	9,015	386,293
Liberty Global, Inc. - Class A*	3,720	273,048
Mattel, Inc.	11,250	492,638
Mohawk Industries, Inc.*	2,950	333,704
Nordstrom, Inc.	7,130	393,790
NVR, Inc.*	355	383,439
Penn National Gaming, Inc.*	3,200	174,176
PVH Corp.	1,990	212,553
Starwood Hotels & Resorts Worldwide, Inc.	4,840	308,453
Tiffany & Co.	4,310	299,717
Wynn Resorts Ltd.	2,060	257,830
		5,594,566

Information Technology — 19.2%
Alliance Data Systems Corp.*	4,730	765,740
Altera Corp.	3,690	130,884
Autodesk, Inc.*	8,460	348,890
Check Point Software Technologies Ltd. (Israel)*	4,880	229,311
F5 Networks, Inc.*	1,330	118,476
Gartner, Inc.*	6,040	328,636
LinkedIn Corp. - Class A*	2,520	443,671
Maxim Integrated Products, Inc.	5,110	166,842
Microchip Technology, Inc.	4,130	151,819
NetApp, Inc.*	6,070	207,351
NICE Systems Ltd. (Israel) ADR*	10,150	373,824
Nuance Communications, Inc.*	7,470	150,745
Red Hat, Inc.*	8,430	426,221
Skyworks Solutions, Inc.*	14,960	329,569
Teradata Corp.*	5,840	341,698
Xilinx, Inc.	6,340	241,998
		4,755,675

Health Care — 12.7%
Actavis, Inc.*	4,250	391,468
Cardinal Health, Inc.	5,640	234,737
Cooper Cos., Inc. (The)	5,410	583,631
CR Bard, Inc.	5,410	545,220
DENTSPLY International, Inc.	8,730	370,327
IDEXX Laboratories, Inc.*	3,250	300,268
Mettler-Toledo International, Inc.*	2,600	554,372
Warner Chilcott PLC - Class A	12,770	173,034
		3,153,057

Industrials — 12.5%
IDEX Corp.	9,520	508,558
IHS, Inc. - Class A*	4,030	422,022
JB Hunt Transport Services, Inc.	5,640	420,067
Nielsen Holdings NV	2,820	101,012
SPX Corp.	4,280	337,949
Stanley Black & Decker, Inc.	6,930	561,122
TransDigm Group, Inc.	3,120	477,110
United Rentals, Inc.*	4,740	260,558
		3,088,398

Energy — 11.8%
CONSOL Energy, Inc.	11,610	390,676
Denbury Resources, Inc.*	21,565	402,187
Ensco PLC - Class A (United Kingdom)	5,710	342,600
Tesoro Corp.	13,640	798,622
Valero Energy Corp.	13,640	620,484
Weatherford International Ltd.*	29,830	362,136
		2,916,705

Financials — 8.2%
Ameriprise Financial, Inc.	7,130	525,124
CBRE Group, Inc. - Class A*	18,250	460,812
Plum Creek Timber Co., Inc. REIT	7,730	403,506
Reinsurance Group of America, Inc.	6,370	380,098
Willis Group Holdings PLC	6,770	267,347
		2,036,887

Materials — 7.8%
Albemarle Corp.	4,680	292,594
Celanese Corp.	5,080	223,774
Crown Holdings, Inc.*	11,510	478,931
Eastman Chemical Co.	6,728	470,057
FMC Corp.	4,080	232,682
MeadWestvaco Corp.	6,560	238,128
		1,936,166

Consumer Staples — 2.7%
WhiteWave Foods Co.- Class A*†	14,500	247,515
Whole Foods Market, Inc.	4,740	411,195
		658,710
Telecommunication Services — 0.5%
SBA Communications Corp. - Class A*	1,560	112,351
Total Common Stocks		$24,252,515

Investment Funds— 3.0%
Invesco Government & Agency
Portfolio, Institutional Class**	164,797	164,797
Touchstone Institutional Money Market
Fund^	574,540	574,540
Total Investment Funds		$739,337

Total Investment Securities —101.0%
(Cost $21,151,462)		$24,991,852

Liabilities in Excess of Other Assets — (1.0%)		(236,686)

Net Assets — 100.0%		$24,755,166

16

Touchstone Mid Cap Growth Fund

March 31, 2013 (Unaudited) (Continued)

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2013 was $160,748.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$24,252,515	$—	$—	$24,252,515

Investment Funds	739,337	—	—	739,337

				$24,991,852

See accompanying Notes to Portfolio of Investments.

17

Portfolio of Investments

Touchstone Money Market Fund – March 31, 2013 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Corporate Bonds— 16.1%
$500,000	Bank of New York Mellon Corp. (The) MTN	4.500	04/01/13	$500,000
240,000	Wal-Mart Stores, Inc.	4.250	04/15/13	240,365
220,000	Wachovia Corp. MTN	5.500	05/01/13	220,928
400,000	Credit Suisse/New York MTN	5.000	05/15/13	402,164
695,000	International Business Machines Corp.	7.500	06/15/13	704,945
500,000	Bank of Montreal	2.125	06/28/13	501,945
134,000	National Rural Utilities Cooperative Finance Corp.	5.500	07/01/13	135,599
500,000	Royal Bank of Canada MTN	2.100	07/29/13	503,058
500,000	UBS AG	2.250	08/12/13	503,234
282,000	Northern Trust Corp.	5.500	08/15/13	287,479
368,000	Bank of New York Mellon Corp. (The)	5.125	08/27/13	375,207
200,000	Canadian Imperial Bank of Commerce	1.450	09/13/13	200,979
295,000	International Business Machines Corp.	6.500	10/15/13	304,800
195,000	Caterpillar Financial Services Corp. MTN	1.550	12/20/13	196,736
100,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank	1.850	01/10/14	101,131
288,000	JPMorgan Chase & Co. MTN	2.050	01/24/14	291,946
750,000	Toyota Motor Credit Corp. MTN(A)	0.289	02/24/14	750,000
	Total Corporate Bonds			$6,220,516

	U.S. Government Agency Obligations— 13.1%
2,000,000	Overseas Private Investment Corp.(A)(B)	0.160	06/15/17	2,000,000
1,543,860	Overseas Private Investment Corp.(A)(B)	0.150	03/15/24	1,543,860
904,833	Overseas Private Investment Corp.(A)(B)	0.150	03/15/24	904,833
600,000	Overseas Private Investment Corp.(A)(B)	0.150	06/15/30	600,000
	Total U.S. Government Agency Obligations			$5,048,693

	Municipal Bonds— 9.5%
300,000	Fishers IN Redev Auth Lease Rev BANS Ser 2012	0.750	04/12/13	300,000
410,000	Bristol CT UTGO BANS Ser 2012	1.250	04/29/13	410,162
125,000	WA St Ser D UTGO Ser 2003 Pre-refunded @ $100	5.000	06/01/13	125,950
400,000	Muncie IN BANS UTGO Ser 2012	0.750	07/01/13	400,000
100,000	Manchester CT BANS UTGO Ser 2012	1.000	07/05/13	100,064
390,000	MD St St & Loc Facs UTGO Ser 2003 Pre-refunded @ $100	5.000	08/01/13	395,990
110,000	Miami-Dade County School Board Ser D Ser 2003 Pre-refunded @ $100	5.000	08/01/13	111,650
300,000	Woodbridge CT BANS UTGO Ser 2012 B	1.000	08/23/13	300,234
100,000	Pittsburgh PA Public School District UTGO Ser 2003 Pre-refunded @ $100	4.000	09/01/13	101,475
150,000	Kentucky State Property & Building Commission Ser 2003 Pre-refunded @ $100	5.125	10/01/13	153,464
200,000	AMP OH, Inc. BANS (Var Purp) UTGO Ser 2012	1.000	10/24/13	200,226
300,000	Mason OH (Al Neyer, Inc.) UTGO	1.500	01/29/14	301,231
235,000	Wichita KS Temp Nts UTGO	0.550	02/11/14	235,056
200,000	Township of Miami OH Montgomery Co LTGO Ser 2013	1.500	02/13/14	201,461
300,000	Franklin Co OH (Spl Oblg) BANS (Stadium Fac Proj) Ser 2013	0.800	03/07/14	300,833
	Total Municipal Bonds			$3,637,796

	Certificate of Deposit— 3.1%
500,000	Bank of Nova Scotia/Houston(A)	0.420	08/15/13	$500,000
300,000	Bank of Tokyo-Mit UFJ Ltd/New York NY(A)	0.881	03/07/14	$301,126
400,000	Canadian Imperial Bank of Commerce/New York NY(A)	0.315	03/21/14	$400,000
	Total Certificate of Deposit			$1,201,126

18

Touchstone Money Market Fund

March 31, 2013 (Unaudited) (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Variable Rate Demand Notes(B) — 57.0%
$1,000,000	Lincoln Co WY Poll Control Rev (Exxon Proj A)	0.120	11/01/14	$1,000,000
700,000	FBC Chemical Corp. Ser 2000	0.250	10/01/15	700,000
800,000	IL St Dev Fin Auth Indl (Toyal America Inc.) Ser 1997 (LOC: Bank of Tokyo-Mitsubishi UFJ)	0.190	06/01/17	800,000
100,000	Antigo WI IDR (Adj Plaspack USA Proj B) Ser 2008 (LOC: BMO Harris Bank NA)	0.450	12/01/18	100,000
145,000	Hopewell Development Co. Ser 2000	0.250	03/01/20	145,000
1,515,000	Phoenix Realty IL Spl Account Rev Ser 1999 (LOC: Northern Trust Company)	0.270	04/01/20	1,515,000
480,000	Milwaukee WI Redev Auth (Kubin Nicholson) Ser 2000 B (LOC: BMO Harris Bank NA)	0.450	08/01/20	480,000
1,100,000	New York NY (Adj Subser E2) UTGO Ser 1993 (LOC: JP Morgan Chase Bank NA)	0.140	08/01/20	1,100,000
690,000	WA St HFC (Brittany Pk) Ser 1996 B (LIQ: FNMA)	0.260	11/01/21	690,000
300,000	JBM Realty Co. PLL Priv Placement Ser 2002	0.250	05/01/22	300,000
1,013,000	WAI Enterprises LLC Ser 2004	0.400	06/01/24	1,013,000
266,000	Fitch Denny Funeral Home, Inc. Ser 2004	0.360	09/01/24	266,000
375,000	Diaz-Upton LLC Ser 2004	0.250	05/01/26	375,000
1,035,000	Mequon WI IDR (Gateway Plastics) Ser 2001 B (LOC: Bank One Wisconsin)	0.270	08/01/26	1,035,000
925,000	Miarko, Inc. Ser 2007	0.210	02/01/27	925,000
480,000	Lexington-Fayette KY Urban Cnty (Eastland Parkway) Ser 2006 (LOC: Traditional Bank, Inc./FHLB)	0.270	09/01/27	480,000
940,000	VT St Edl & Hlth Bldg Ser 2008 A (LOC: TD Banknorth NA)	0.140	10/01/28	940,000
889,000	M&P Richfield LLC Ser 2001	0.210	11/01/28	889,000
100,000	Alameda Co CA IDA Rev (Ettore Prods Co) Ser 2005 B (LOC: Comerica Bank)	0.340	12/01/30	99,999
900,000	MS St Business Fin Co (Chevron USA Inc Proj Ser A) Ser 2007	0.140	12/01/30	900,000
520,000	Springfield MO IDA (DMP Pptys LLC) Ser 2010 (LOC: Guaranty Bank/FHLB)	0.290	12/01/30	520,000
200,000	Allen Co OH Hosp Facs Rev Ser 2008 B (LOC: JP Morgan Chase Bank NA)	0.140	10/01/31	200,000
1,000,000	OH St Hgr Edu Fac Rev (Case Western) Ser 2002 A (SPA: Wells Fargo Bank NA)	0.140	10/01/31	1,000,000
890,000	486 Lesser Street LLC Ser 2007	0.220	02/01/32	890,000
405,000	Young Men's Christian Association of Metropolitan Milwaukee, Inc. (The) Ser 2008	0.200	05/01/33	405,000
250,000	Chattanooga TN Hlth Edl & Hsg Fac Bd MFH Ser 2003 B (LIQ: FNMA)	0.300	05/15/33	250,000
900,000	OH St Wtr Dev Auth Ser 2010 C (LOC: UBS AG)	0.210	06/01/33	900,000
295,000	CA St Infra & Eco Dev BK Rev (Hillview Mental) Ser 2008 B (LOC: Comerica Bank)	0.400	08/01/33	295,000
495,000	Butler Co OH Capital Funding Rev (CCAO Low Cost) Ser 2005 B (LOC: US Bank NA)	0.250	06/01/35	495,000
700,000	NY St HFA (Twr 31) Ser 2006 B (LIQ: FHLMC)	0.160	11/01/36	700,000
927,000	Mill Street Village LLC Ser 2006	0.360	01/01/37	927,000
355,000	IL St Fin Auth Rev (Cmnty Action) Ser 2008 B (LOC: BMO Harris Bank NA)	0.440	03/01/37	355,000
240,000	Maricopa Co AZ IDA (San Angelin Apts) Ser 2004 A (LIQ: FNMA)	0.200	05/15/37	240,000
340,000	CA St Enterprise Dev Auth IDR (Tri Tool Inc) Ser 2007 B (LOC: Comerica Bank)	0.400	06/01/37	340,000
210,000	WA St HFC (Vintage Burien) Ser 2004 B (LIQ: FNMA)	0.290	01/15/38	210,000
500,000	Chatom AL IDB (Powersouth Energy Coop) Ser 2012-A (SPA: National Rural Utilities Finance)	0.550	11/15/38	500,000
	Total Variable Rate Demand Notes			$21,979,999

	Total Investment Securities —98.8%
	(Cost $38,088,130)			$38,088,130

	Other Assets in Excess of Liabilities — 1.2%			464,027

	Net Assets — 100.0%			$38,552,157

19

Touchstone Money Market Fund

March 31, 2013 (Unaudited) (Continued)

(A)	Variable rate security - the rate reflected is the rate in effect as of March 31, 2013.

(B)	Demand Feature - Maturities shown are the final maturities, not the date on which principal could be recovered through the demand feature.

Portfolio Abbreviations:

BANS - Bond Anticipation Notes	HFC - Housing Finance Commission	LIQ - Liquidity Agreement

CCAO - County Commissioners' Association of Ohio	IDA - Industrial Development Authority/Agency	LTGO - Limited Tax General Obligation

EDR - Economic Development Revenue	IDB - Industrial Development Board	MFH - Multi-Family Housing

FHLB - Federal Home Loan Bank	IDR - Industrial Development Revenue	MTN - Medium Term Note

FHLMC - Federal Home Loan Mortgage Association	LLC - Limited Liability Company	SPA - Stand-by Purchase Agreement

FNMA - Federal National Mortgage Association	LOC - Letter of Credit	UTGO - Unlimited Tax General Obligation

HFA - Housing Finance Authority/Agency	LP - Limited Partnership

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$6,220,516	$—	$6,220,516
U.S. Government Agency Obligations	—	5,048,693	—	5,048,693
Municipal Bonds	—	3,637,796	—	3,637,796
Certificate of Deposit	—	1,201,126	—	1,201,126
Variable Rate Demand Notes	—	21,979,999	—	21,979,999
				$38,088,130

See accompanying Notes to Portfolio of Investments.

20

Portfolio of Investments

Touchstone Third Avenue Value Fund – March 31, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 92.9%

United States — 50.6%
Alleghany Corp.*	79	$31,278
American Eagle Outfitters, Inc.	15,170	283,679
Applied Materials, Inc.	33,310	449,019
AVX Corp.	74,000	880,600
Bank of New York Mellon Corp. (The)	81,758	2,288,406
Bristow Group, Inc.	15,080	994,375
Comerica, Inc.	21,215	762,679
Crimson Wine Group Ltd.*†	6,077	56,516
Devon Energy Corp.	29,581	1,668,960
Forest City Enterprises, Inc. - Class A*	37,260	662,110
Intel Corp.	18,600	406,410
Investment Technology Group, Inc.*	48,523	535,694
KeyCorp	54,225	540,081
Leucadia National Corp.	62,430	1,712,455
Pioneer Energy Services Corp.*	128,549	1,060,529
Rofin-Sinar Technologies, Inc.*	19,145	518,638
Tellabs, Inc.	226,250	472,862
Tidewater, Inc.	14,000	707,000
Westwood Holdings Group, Inc.	26,697	1,186,148
White Mountains Insurance Group Ltd.	1,515	859,187
		16,076,626

Canada — 10.3%
Brookfield Asset Management, Inc. -
Class A	39,237	1,431,758
Canfor Corp.*	25,700	537,858
Cenovus Energy, Inc.	19,200	595,008
Encana Corp.	35,785	696,376
		3,261,000

France — 7.8%
Nexans SA	16,035	736,674
Sanofi	6,677	678,467
Vivendi SA	51,964	1,073,424
		2,488,565

Japan — 6.5%
Toyota Industries Corp.	55,900	2,045,738

Hong Kong — 5.2%
Cheung Kong Holdings Ltd.	76,000	1,122,002
Hutchison Whampoa Ltd.	52,000	541,935
		1,663,937

Sweden — 4.4%
Investor AB	48,786	1,408,955

Korea — 4.0%
POSCO ADR	17,360	1,279,606

Germany — 2.1%
Daimler AG	12,315	670,038

China — 2.0%
Pargesa Holding SA	9,102	617,954
Total Common Stocks		$29,512,419

Investment Funds— 5.6%
Invesco Government & Agency
Portfolio, Institutional Class**	2,280	$2,280
Touchstone Institutional Money Market
Fund^	1,789,211	1,789,211
Total Investment Funds		$1,791,491

Total Long Positions
(Cost 25,441,364)		$31,303,910

Securities Sold Short— (0.1%)

Common Stocks— (0.1%)

Bermuda — 0.0%
Brookfield Property Partners LP*	(2,252)	(48,080)

Total Securities Sold Short
(Proceeds $(48,309))		$(48,080)

Total Investment Securities —98.4%
(Cost 25,393,055)		$31,255,830

Other Assets in Excess of Liabilities — 1.6%		511,813

Net Assets — 100.0%		$31,767,643

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2013 was $2,232.

Portfolio Abbreviation:

ADR - American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

21

Touchstone Third Avenue Value Fund

March 31, 2013 (Unaudited) (Continued)

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks
United States	16,076,626	—	—	16,076,626
Canada	3,261,000	—	—	3,261,000
France	2,488,565	—	—	2,488,565
Japan	2,045,738	—	—	2,045,738
Hong Kong	1,663,937	—	—	1,663,937
Sweden	1,408,955	—	—	1,408,955
Korea	1,279,606	—	—	1,279,606
Germany	670,038	—	—	670,038
China	617,954	—	—	617,954
Investment Funds	1,791,491	—	—	1,791,491
				$31,303,910

Liabilities:
Common Stocks
Bermuda	(48,080)	—	—	(48,080)

				$(48,080)

At March 31, 2013 securities valued at $7,486,233 were transferred from Level 2 to Level 1 pursuant to the Fund's fair valuation policy.

See accompanying Notes to Portfolio of Investments.

22

Portfolio of Investments

Touchstone Aggressive ETF Fund – March 31, 2013 (Unaudited)

		Market
Shares		Value

	Exchange Traded Funds — 98.4%
8,430	iShares Core S&P 500 ETF	$1,326,292
24,350	iShares Core Total US Bond Market ETF	2,696,276
32,150	iShares MSCI EAFE Index Fund	1,896,207
42,510	iShares S&P 500 Growth Index Fund†	3,501,974
37,700	iShares S&P 500 Value Index Fund	2,782,259
5,780	iShares S&P MidCap 400 Growth Index
	Fund	740,649
7,630	iShares S&P MidCap 400/BARRA Value
	Index Fund†	769,791
4,940	iShares S&P SmallCap 600 Value Index
	Fund†	444,254
4,700	iShares S&P SmallCap 600/BARRA
	Growth Index Fund†	441,283
	Total Exchange Traded Funds	$14,598,985

	Investment Funds — 12.4%
1,631,801	Invesco Government & Agency
	Portfolio, Institutional Class**	1,631,801
208,338	Touchstone Institutional Money
	Market Fund^	208,338
	Total Investment Funds	$1,840,139

	Total Investment Securities —110.8%
	(Cost $14,173,098)	$16,439,124

	Liabilities in Excess of Other Assets — (10.8%)	(1,608,557)

	Net Assets — 100.0%	$14,830,567

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2013 was $1,603,887.

Portfolio Abbreviations:

ETF - Exchange Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$14,598,985	$—	$—	$14,598,985
Investment Funds	1,840,139	—	—	1,840,139
				$16,439,124

See accompanying Notes to Portfolio of Investments.

23

Portfolio of Investments

Touchstone Conservative ETF Fund – March 31, 2013 (Unaudited)

		Market
Shares		Value

	Exchange Traded Funds — 98.5%
43,210	iShares Barclays 1-3 Year Treasury
	Bond Fund	$3,649,949
8,360	iShares Core S&P 500 ETF	1,315,279
110,680	iShares Core Total US Bond Market ETF	12,255,596
26,450	iShares MSCI EAFE Index Fund	1,560,021
31,690	iShares S&P 500 Growth Index Fund†	2,610,622
29,710	iShares S&P 500 Value Index Fund	2,192,598
4,000	iShares S&P MidCap 400 Growth Index
	Fund†	512,560
5,320	iShares S&P MidCap 400/BARRA Value
	Index Fund†	536,735
2,770	iShares S&P SmallCap 600 Value Index
	Fund†	249,106
2,610	iShares S&P SmallCap 600/BARRA
	Growth Index Fund†	245,053
	Total Exchange Traded Funds	$25,127,519

	Investment Fund — 4.5%
1,149,908	Invesco Government & Agency
	Portfolio, Institutional Class**	1,149,908

	Total Investment Securities —103.0%
	(Cost $24,297,572)	$26,277,427

	Liabilities in Excess of Other Assets — (3.0%)	(769,328)

	Net Assets — 100.0%	$25,508,099

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2013 was $1,130,005.

Portfolio Abbreviations:

ETF - Exchange Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$25,127,519	$—	$—	$25,127,519
Investment Fund	1,149,908	—	—	1,149,908
				$26,277,427

See accompanying Notes to Portfolio of Investments.

24

Portfolio of Investments

Touchstone Enhanced ETF Fund – March 31, 2013 (Unaudited)

		Market
Shares		Value

	Exchange Traded Funds — 98.6%
20,270	iShares Core Total US Bond Market ETF	$2,244,497
41,990	iShares MSCI EAFE Index Fund	2,476,570
3,840	iShares S&P 500 Growth Index Fund	316,339
34,370	iShares S&P 500 Value Index Fund	2,536,506
2,580	iShares S&P MidCap 400 Growth Index
	Fund	330,601
3,380	iShares S&P MidCap 400/BARRA Value
	Index Fund†	341,008
28,930	iShares S&P SmallCap 600 Value Index
	Fund†	2,601,675
3,550	iShares S&P SmallCap 600/BARRA
	Growth Index Fund†	333,310
	Total Exchange Traded Funds	$11,180,506

	Investment Funds — 22.8%
2,445,400	Invesco Government & Agency
	Portfolio, Institutional Class**	2,445,400
144,130	Touchstone Institutional Money
	Market Fund^	144,130
	Total Investment Funds	$2,589,530

	Total Investment Securities —121.4%
	(Cost $12,702,026)	$13,770,036

	Liabilities in Excess of Other Assets — (21.4%)	(2,429,495)

	Net Assets — 100.0%	$11,340,541

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2013 was $2,391,449.

Portfolio Abbreviations:

ETF - Exchange Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$11,180,506	$—	$—	$11,180,506
Investment Funds	2,589,530	—	—	2,589,530
				$13,770,036

See accompanying Notes to Portfolio of Investments.

25

Portfolio of Investments

Touchstone Moderate ETF Fund – March 31, 2013 (Unaudited)

		Market
Shares		Value

	Exchange Traded Funds — 98.4%
16,570	iShares Core S&P 500 ETF	$2,606,958
145,400	iShares Core Total US Bond Market ETF	16,100,142
73,340	iShares MSCI EAFE Index Fund	4,325,593
94,490	iShares S&P 500 Growth Index Fund†	7,784,086
87,010	iShares S&P 500 Value Index Fund	6,421,338
13,600	iShares S&P MidCap 400 Growth Index
	Fund	1,742,704
17,990	iShares S&P MidCap 400/BARRA Value
	Index Fund†	1,815,011
9,460	iShares S&P SmallCap 600 Value Index
	Fund	850,739
8,970	iShares S&P SmallCap 600/BARRA
	Growth Index Fund†	842,193
	Total Exchange Traded Funds	$42,488,764

	Investment Funds — 25.3%
10,323,946	Invesco Government & Agency
	Portfolio, Institutional Class**	10,323,946
577,040	Touchstone Institutional Money
	Market Fund^	577,040
	Total Investment Funds	$10,900,986

	Total Investment Securities —123.7%
	(Cost $45,822,599)	$53,389,750

	Liabilities in Excess of Other Assets — (23.7%)	(10,231,210)

	Net Assets — 100.0%	$43,158,540

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2013 was $10,150,937.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$42,488,764	$—	$—	$42,488,764
Investment Funds	10,900,986	—	—	10,900,986
				$53,389,750

See accompanying Notes to Portfolio of Investments.

26

Notes to Portfolios of Investments

March 31, 2013 (Unaudited)

Security valuation and fair value measurements— All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. Generally accepted accounting principles in the United States (“U.S. GAAP”) establish a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of March 31, 2013, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by sector allocation. The Funds did not hold any Level 3 categorized securities during the period ended March 31, 2013.

All transfers in and out of the levels are recognized at the value at the end of the period. During the period ended March 31, 2013, there were no transfers between Levels 1, 2 and 3 for all Funds except as shown in the Portfolio of Investments for the Third Avenue Value Fund.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price, and to the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees and are categorized in Level 3. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Level 2 Valuation—Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security occurs

27

Notes to Portfolios of Investments

March 31, 2013 (Unaudited) (Continued)

after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value. This may cause the value of the security on the books of the Funds to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the NAV of the Funds. Any debt securities held by the Funds for which market quotations are not readily available are generally priced at their most recent bid prices as obtained from one or more of the major market makers for such securities.

Level 3 Valuation— Securities held by the Funds that do not have readily available market quotations, or securities for which the available market quotation is not reliable, are priced at their fair value using procedures approved by the Funds’ Board ofTrustees. The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

New accounting pronouncement — In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11,“Disclosures about Offsetting Assets and Liabilities”. ASU No. 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under the International Financial Reporting Standards (“IFRS”). The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities, as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU No. 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. In January 2013, the FASB issued ASU No. 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.” This update limits the scope of ASU No. 2011-11 to derivatives, repurchase agreements, reverse repurchase agreements, securities borrowing and securities lending transactions that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact these updates may have on the Funds’ financial statements.

Forward foreign currency contracts—A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

28

Notes to Portfolios of Investments

March 31, 2013 (Unaudited) (Continued)

During the period ended March 31, 2013, the Funds used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and adjust exposure to foreign currencies.

As of March 31, 2013, there were no open forward foreign currency contracts.

Portfolio securities loaned— Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian in an amount at least equal to the market value of the loaned securities. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the securities loaned plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle.

As of March 31, 2013, the following Funds loaned securities and received collateral as follows:

	Market Value of	Market Value of
	Securities	Collateral
Fund	Loaned	Received
Baron Small Cap Growth Fund	$1,790,402	$1,800,728
Core Bond Fund	89,593	94,203
High Yield Fund	441,165	459,583
Mid Cap Growth Fund	160,748	164,797
Third Avenue Value Fund	2,232	2,280
Aggressive ETF Fund	1,603,887	1,631,801
Conservative ETF Fund	1,130,005	1,149,908
Enhanced ETF Fund	2,391,449	2,445,400
Moderate ETF Fund	10,150,937	10,323,946

All collateral received as cash is received, held and administered by the Funds’ custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees, or retains a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned.

Unrealized gain or loss on the market value of the securities loaned that may occur during the term of the loan is recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date, which may cause the NAV as stated in the accompanying financial statements to be different than the NAV applied to Fund share transactions. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of March 31, 2013, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

		Gross	Gross	Net Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Baron Small Cap Growth Fund	$12,311,464	$10,975,191	$(159,379)	$10,815,812
Core Bond Fund	53,152,041	1,660,699	(364,830)	1,295,869

29

Notes to Portfolios of Investments

March 31, 2013 (Unaudited) (Continued)

		Gross	Gross	Net Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
High Yield Fund	$28,970,182	$1,590,432	$(63,874)	$1,526,558
Large Cap Core Equity Fund	27,315,176	7,622,638	(202,033)	7,420,605
Mid Cap Growth Fund	21,151,462	4,335,835	(495,445)	3,840,390
Third Avenue Value Fund	25,393,055	8,153,928	(2,291,153)	5,862,775
Aggressive ETF Fund	14,173,098	2,266,026	—	2,266,026
Conservative ETF Fund	24,297,572	1,979,855	—	1,979,855
Enhanced ETF Fund	12,702,026	1,088,537	(20,527)	1,068,010
Moderate ETF Fund	45,822,599	7,567,151	—	7,567,151

30

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Variable Series Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	5/28/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	5/28/13

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	5/28/13

* Print the name and title of each signing officer under his or her signature.